RESTRUCTURING (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Restructuring [Roll Forward]
Beginning balance	$ 86
Restructuring charges	5
Amounts paid	(39)
Ending balance	$ 52